UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON May 22, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH WE ARE NO LONGER SEEKING CONFIDENTIAL TREATMENT.

     Report for the Calendar Year or Quarter Ended:   March 31, 2008
                                                      --------------

     Check here if Amendment [X];  Amendment Number: 2
     This Amendment (Check only one.): [ ] is a restatement.
                                    [X] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:        HEALTHINVEST PARTNERS AB
          ----------------------------------------
     Address:     ARSENALSGATAN 4
          ----------------------------------------
                  SE-111 47 STOCKHOLM, SWEDEN
          ----------------------------------------


     Form 13F File Number: 028-12171
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Anders Hallberg
     Title:       Managing Director and CEO
     Phone:       011 46 (0) 8 440 38 31

     Signature, Place, and Date of Signing:

     /s/ ANDERS HALLBERG          Stockholm, Sweden         November 14, 2008
     -------------------          -----------------         ----------------
          [Signature]                [City, State]                [Date]

The institutional investment manager filing this report no longer holds any of the securities being reported in this amended filing.

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:             0
                                               -----------------

     Form 13F Information Table Entry Total:        1
                                               -----------------

     Form 13F Information Table Value Total:     171,104
                                               -----------------
                                                (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

     List of Other Included Managers:

     None

                                                     FORM 13F INFORMATION TABLE

Column 1                     Column 2    Column3    Column 4   Column 5               Column 6   Column 7          Column 8
---------------------------  --------  -----------  ---------  ---------             ----------  --------          ---------
                             Title of                 Value    Shares or  Sh/  Put/  Investment   Other    Voting  Authority
Name of Issuer                Class       CUSIP     (x$1000)    Prn Amt   Prn  call  Discretion  Managers   Sole    Shared   None
----------------------------------------------------------------------------------------------------------------------------------

 Life Sciences Research Inc    COM      532169 10 9    4,791     171,104    Sh          DEFINED      1        Sole